Pledged assets and contingent liabilities	9 Months Ended
Sep. 30, 2018
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 8. Pledged assets and contingent liabilities

Skr mn	September 30, 2018	December 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	16,649	10,314

Contingent liabilities1
Guarantee commitments	3,137	3,360

Commitments1
Committed undisbursed loans	53,984	72,914
Binding offers	1,061	1,211

1For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers see Note 4.